Value Fund Investment Objectives and Goals - Value Fund	Dec. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Value Fund seeks long-term growth of capital and income for the long-term investor.
Objective, Secondary [Text Block]	Current income is a secondary objective.